Offerings	Mar. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	OGB Pubco Common Stock to be issued to DAAQ shareholders
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit	10.23
Maximum Aggregate Offering Price	$ 235,290,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,493.55
Offering Note	(1) Prior to the consummation of the business combination (the "Business Combination") between Digital Asset Acquisition Corp., a Cayman Islands exempted company ("DAAQ"), and Old Glory Holding Company, a Delaware corporation registered as a Bank Holding Company under the Bank Holding Company Act of 1956 ("Old Glory") described in the proxy statement/prospectus forming part of this registration statement (the "proxy statement/prospectus"), DAAQ intends to effect a deregistration under the Cayman Islands Companies Act (As Revised) and a domestication under Section 10.101-10.156 of the Texas Business Organizations Code, pursuant to which DAAQ's jurisdiction of incorporation will be changed from the Cayman Islands to the State of Texas (the "Domestication"). All securities being registered will be issued by the continuing entity following the Domestication and the Merger described in this proxy statement/prospectus, which will thereafter be renamed "OGB Financial Company" ("OGB Pubco"), as further described in the proxy statement/prospectus. Immediately prior to the Domestication, each Class B ordinary shares, par value $0.0001 per share, of DAAQ (the "DAAQ Class B Ordinary Shares") not previously converted into Class A ordinary shares, par value $0.0001 per share, of DAAQ (the "DAAQ Class A Ordinary Shares") will be automatically converted into one DAAQ Class A Ordinary Share. In connection with the Domestication (a) each DAAQ Class A Ordinary Share issued and outstanding immediately prior to the Domestication will remain outstanding and will automatically convert into one share of common stock, par value $0.0001 per share, of OGB Pubco ("OGB Pubco Common Stock") (provided that each DAAQ Class A Ordinary Share owned by holders of Public Shares (as defined below) who have validly elected to redeem their Public Shares will be redeemed for cash in an amount equal to the redemption price), (b) each redeemable warrant to purchase one DAAQ Class A Ordinary Share (the "DAAQ Warrants") issued and outstanding as of immediately prior to the Domestication will automatically become a redeemable warrant to purchase one share of OGB Pubco Common Stock ("OGB Pubco Warrants") on substantially the same terms as the DAAQ Warrants, and (c) each unit of DAAQ issued and outstanding as of immediately prior to the Domestication will automatically be canceled and each holder will be entitled to one share of OGB Pubco Common Stock and one-half of one OGB Pubco Warrant. (2) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (3) The number of shares of OGB Pubco Common Stock registered consists of (i) 17,250,000 shares of OGB Pubco Common Stock issuable upon conversion in the Domestication of an equal number of DAAQ Class A Ordinary Shares, including the DAAQ Class A Ordinary Shares that were included in the units (the "Units") issued in DAAQ's initial public offering (the "IPO") and offered by DAAQ in the IPO (the "Public Shares") and (ii) 5,750,000 shares of OGB Pubco Common Stock issuable upon conversion in the Domestication of 5,750,000 DAAQ Class A Ordinary Shares, that were initially issued as DAAQ Class B Ordinary Shares in a private placement prior to the IPO to DAAQ Sponsor LLC (the "Sponsor"). (8) Calculated in accordance with Rule 457(f)(1) and Rule 457(c) under the Securities Act, based on the average of the high and low prices of the DAAQ Class A Ordinary Shares on The Nasdaq Stock Market LLC ("Nasdaq") on March 23, 2026 (such date being within five business days of the date that this registration statement was first filed with the U.S. Securities and Exchange Commission (the "SEC")).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	OGB Pubco Common Stock to be issued to securityholders of Old Glory
Amount Registered | shares	25,000,000
Proposed Maximum Offering Price per Unit	0.00003333
Maximum Aggregate Offering Price	$ 833.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.12
Offering Note	(1) Prior to the consummation of the business combination (the "Business Combination") between Digital Asset Acquisition Corp., a Cayman Islands exempted company ("DAAQ"), and Old Glory Holding Company, a Delaware corporation registered as a Bank Holding Company under the Bank Holding Company Act of 1956 ("Old Glory") described in the proxy statement/prospectus forming part of this registration statement (the "proxy statement/prospectus"), DAAQ intends to effect a deregistration under the Cayman Islands Companies Act (As Revised) and a domestication under Section 10.101-10.156 of the Texas Business Organizations Code, pursuant to which DAAQ's jurisdiction of incorporation will be changed from the Cayman Islands to the State of Texas (the "Domestication"). All securities being registered will be issued by the continuing entity following the Domestication and the Merger described in this proxy statement/prospectus, which will thereafter be renamed "OGB Financial Company" ("OGB Pubco"), as further described in the proxy statement/prospectus. Immediately prior to the Domestication, each Class B ordinary shares, par value $0.0001 per share, of DAAQ (the "DAAQ Class B Ordinary Shares") not previously converted into Class A ordinary shares, par value $0.0001 per share, of DAAQ (the "DAAQ Class A Ordinary Shares") will be automatically converted into one DAAQ Class A Ordinary Share. In connection with the Domestication (a) each DAAQ Class A Ordinary Share issued and outstanding immediately prior to the Domestication will remain outstanding and will automatically convert into one share of common stock, par value $0.0001 per share, of OGB Pubco ("OGB Pubco Common Stock") (provided that each DAAQ Class A Ordinary Share owned by holders of Public Shares (as defined below) who have validly elected to redeem their Public Shares will be redeemed for cash in an amount equal to the redemption price), (b) each redeemable warrant to purchase one DAAQ Class A Ordinary Share (the "DAAQ Warrants") issued and outstanding as of immediately prior to the Domestication will automatically become a redeemable warrant to purchase one share of OGB Pubco Common Stock ("OGB Pubco Warrants") on substantially the same terms as the DAAQ Warrants, and (c) each unit of DAAQ issued and outstanding as of immediately prior to the Domestication will automatically be canceled and each holder will be entitled to one share of OGB Pubco Common Stock and one-half of one OGB Pubco Warrant. (2) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (4) The number of shares of OGB Pubco Common Stock registered consists of 25,000,000 shares of OGB Pubco Common Stock issuable to shareholders of Old Glory in connection with the Merger, which includes(i) up to 676,985 shares of OGB Pubco Common Stock issuable upon exercise of Old Glory options in connection with the Merger and (ii) up to 1,053,035 shares of OGB Pubco Common Stock issuable upon exercise of the OGB Pubco Warrants described in note (7) below. (9) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Old Glory is a private company and no market exists for its equity securities. Old Glory also has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price is one-third of the par value of the securities to be exchanged.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	OGB Pubco Warrants to be issued to DAAQ securityholders
Amount Registered | shares	14,075,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Prior to the consummation of the business combination (the "Business Combination") between Digital Asset Acquisition Corp., a Cayman Islands exempted company ("DAAQ"), and Old Glory Holding Company, a Delaware corporation registered as a Bank Holding Company under the Bank Holding Company Act of 1956 ("Old Glory") described in the proxy statement/prospectus forming part of this registration statement (the "proxy statement/prospectus"), DAAQ intends to effect a deregistration under the Cayman Islands Companies Act (As Revised) and a domestication under Section 10.101-10.156 of the Texas Business Organizations Code, pursuant to which DAAQ's jurisdiction of incorporation will be changed from the Cayman Islands to the State of Texas (the "Domestication"). All securities being registered will be issued by the continuing entity following the Domestication and the Merger described in this proxy statement/prospectus, which will thereafter be renamed "OGB Financial Company" ("OGB Pubco"), as further described in the proxy statement/prospectus. Immediately prior to the Domestication, each Class B ordinary shares, par value $0.0001 per share, of DAAQ (the "DAAQ Class B Ordinary Shares") not previously converted into Class A ordinary shares, par value $0.0001 per share, of DAAQ (the "DAAQ Class A Ordinary Shares") will be automatically converted into one DAAQ Class A Ordinary Share. In connection with the Domestication (a) each DAAQ Class A Ordinary Share issued and outstanding immediately prior to the Domestication will remain outstanding and will automatically convert into one share of common stock, par value $0.0001 per share, of OGB Pubco ("OGB Pubco Common Stock") (provided that each DAAQ Class A Ordinary Share owned by holders of Public Shares (as defined below) who have validly elected to redeem their Public Shares will be redeemed for cash in an amount equal to the redemption price), (b) each redeemable warrant to purchase one DAAQ Class A Ordinary Share (the "DAAQ Warrants") issued and outstanding as of immediately prior to the Domestication will automatically become a redeemable warrant to purchase one share of OGB Pubco Common Stock ("OGB Pubco Warrants") on substantially the same terms as the DAAQ Warrants, and (c) each unit of DAAQ issued and outstanding as of immediately prior to the Domestication will automatically be canceled and each holder will be entitled to one share of OGB Pubco Common Stock and one-half of one OGB Pubco Warrant. (2) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (5) The number of OGB Pubco Warrants being registered represents (i) the 8,625,000 DAAQ Warrants that were issued as part of the Units offered by DAAQ in its IPO and (ii) 5,450,000 DAAQ Warrants that were initially issued in a private placement concurrently with the IPO. In connection with the Domestication, each DAAQ Warrant will automatically become an OGB Pubco Warrant. (10) Calculated in accordance with Rule 457(c) and Rule 457(i) under the Securities Act, based on the sum of (i) the average high and low prices of the DAAQ Warrants on Nasdaq on March 23, 2026 (such date being within five business days of the date that this registration statement was first filed with the SEC) and (ii) the $11.50 exercise price of the OGB Pubco Warrants. Consistent with the response to C&DI 240.06, the registration fee with respect to the OGB Pubco Warrants has been allocated to the OGB Pubco Common Stock issuable upon exercise of the OGB Pubco Warrants and included in the registration fee paid in respect of such shares of OGB Pubco Common Stock.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	OGB Pubco Common Stock issuable upon exercise of the OGB Pubco Warrants to be issued to DAAQ securityholders
Amount Registered | shares	14,075,000
Proposed Maximum Offering Price per Unit	11.86
Maximum Aggregate Offering Price	$ 166,929,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,052.96
Offering Note	(1) Prior to the consummation of the business combination (the "Business Combination") between Digital Asset Acquisition Corp., a Cayman Islands exempted company ("DAAQ"), and Old Glory Holding Company, a Delaware corporation registered as a Bank Holding Company under the Bank Holding Company Act of 1956 ("Old Glory") described in the proxy statement/prospectus forming part of this registration statement (the "proxy statement/prospectus"), DAAQ intends to effect a deregistration under the Cayman Islands Companies Act (As Revised) and a domestication under Section 10.101-10.156 of the Texas Business Organizations Code, pursuant to which DAAQ's jurisdiction of incorporation will be changed from the Cayman Islands to the State of Texas (the "Domestication"). All securities being registered will be issued by the continuing entity following the Domestication and the Merger described in this proxy statement/prospectus, which will thereafter be renamed "OGB Financial Company" ("OGB Pubco"), as further described in the proxy statement/prospectus. Immediately prior to the Domestication, each Class B ordinary shares, par value $0.0001 per share, of DAAQ (the "DAAQ Class B Ordinary Shares") not previously converted into Class A ordinary shares, par value $0.0001 per share, of DAAQ (the "DAAQ Class A Ordinary Shares") will be automatically converted into one DAAQ Class A Ordinary Share. In connection with the Domestication (a) each DAAQ Class A Ordinary Share issued and outstanding immediately prior to the Domestication will remain outstanding and will automatically convert into one share of common stock, par value $0.0001 per share, of OGB Pubco ("OGB Pubco Common Stock") (provided that each DAAQ Class A Ordinary Share owned by holders of Public Shares (as defined below) who have validly elected to redeem their Public Shares will be redeemed for cash in an amount equal to the redemption price), (b) each redeemable warrant to purchase one DAAQ Class A Ordinary Share (the "DAAQ Warrants") issued and outstanding as of immediately prior to the Domestication will automatically become a redeemable warrant to purchase one share of OGB Pubco Common Stock ("OGB Pubco Warrants") on substantially the same terms as the DAAQ Warrants, and (c) each unit of DAAQ issued and outstanding as of immediately prior to the Domestication will automatically be canceled and each holder will be entitled to one share of OGB Pubco Common Stock and one-half of one OGB Pubco Warrant. (2) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (6) Represents the number of shares of OGB Pubco Common Stock issuable upon exercise of the OGB Pubco Warrants described in note (5). Each whole OGB Pubco Warrant will entitle the warrant holder to purchase one share of OGB Pubco Common Stock at a price of $11.50 per share. (10) Calculated in accordance with Rule 457(c) and Rule 457(i) under the Securities Act, based on the sum of (i) the average high and low prices of the DAAQ Warrants on Nasdaq on March 23, 2026 (such date being within five business days of the date that this registration statement was first filed with the SEC) and (ii) the $11.50 exercise price of the OGB Pubco Warrants. Consistent with the response to C&DI 240.06, the registration fee with respect to the OGB Pubco Warrants has been allocated to the OGB Pubco Common Stock issuable upon exercise of the OGB Pubco Warrants and included in the registration fee paid in respect of such shares of OGB Pubco Common Stock.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	OGB Pubco Warrants to be issued to securityholders of Old Glory
Amount Registered | shares	1,053,035
Proposed Maximum Offering Price per Unit	12.58003333
Maximum Aggregate Offering Price	$ 13,247,215.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,829.44
Offering Note	(1) Prior to the consummation of the business combination (the "Business Combination") between Digital Asset Acquisition Corp., a Cayman Islands exempted company ("DAAQ"), and Old Glory Holding Company, a Delaware corporation registered as a Bank Holding Company under the Bank Holding Company Act of 1956 ("Old Glory") described in the proxy statement/prospectus forming part of this registration statement (the "proxy statement/prospectus"), DAAQ intends to effect a deregistration under the Cayman Islands Companies Act (As Revised) and a domestication under Section 10.101-10.156 of the Texas Business Organizations Code, pursuant to which DAAQ's jurisdiction of incorporation will be changed from the Cayman Islands to the State of Texas (the "Domestication"). All securities being registered will be issued by the continuing entity following the Domestication and the Merger described in this proxy statement/prospectus, which will thereafter be renamed "OGB Financial Company" ("OGB Pubco"), as further described in the proxy statement/prospectus. Immediately prior to the Domestication, each Class B ordinary shares, par value $0.0001 per share, of DAAQ (the "DAAQ Class B Ordinary Shares") not previously converted into Class A ordinary shares, par value $0.0001 per share, of DAAQ (the "DAAQ Class A Ordinary Shares") will be automatically converted into one DAAQ Class A Ordinary Share. In connection with the Domestication (a) each DAAQ Class A Ordinary Share issued and outstanding immediately prior to the Domestication will remain outstanding and will automatically convert into one share of common stock, par value $0.0001 per share, of OGB Pubco ("OGB Pubco Common Stock") (provided that each DAAQ Class A Ordinary Share owned by holders of Public Shares (as defined below) who have validly elected to redeem their Public Shares will be redeemed for cash in an amount equal to the redemption price), (b) each redeemable warrant to purchase one DAAQ Class A Ordinary Share (the "DAAQ Warrants") issued and outstanding as of immediately prior to the Domestication will automatically become a redeemable warrant to purchase one share of OGB Pubco Common Stock ("OGB Pubco Warrants") on substantially the same terms as the DAAQ Warrants, and (c) each unit of DAAQ issued and outstanding as of immediately prior to the Domestication will automatically be canceled and each holder will be entitled to one share of OGB Pubco Common Stock and one-half of one OGB Pubco Warrant. (2) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (7) Represents OGB Pubco Warrants to purchase up to 1,053,035 shares of OGB Pubco Common Stock to be issued in connection with the Merger in exchange for warrants to purchase shares of Class B common stock of Old Glory initially issued to certain Old Glory holders. Each such OGB Pubco Warrant will entitle the warrant holder to purchase one share of OGB Pubco Common Stock at a price of up to $12.58 per share. (11) Calculated in accordance with Rule 457(f)(2) and Rule 457(i) under the Securities Act. As stated in note (10), Old Glory is a private company, no market exists for its equity securities, and Old Glory has an accumulated capital deficit. Therefore, the proposed maximum offering price is one-third of the principal amount, par value or stated value of the Old Glory warrants to be exchanged in the Business Combination. Such Old Glory warrants do not have a principal amount, par value or stated value. The proposed maximum offering price reflected herein is one-third of the par value of the Old Glory shares issuable upon exercise of the Old Glory warrants. The maximum aggregate offering price is based on the sum of (i) the proposed maximum offering price of the OGB Pubco Warrants as described herein and (ii) the maximum aggregate exercise price of the OGB Pubco Warrants, which is $13,247,180.30